Other Non-Current Assets - Disclosure of Movement in Rand Mutual Assurance (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in equity instruments held
Balance at beginning of year	R 77
Capital dividend received	(8)	R (7)	R (30)
Balance at end of year	74	77
Rand Mutual Assurance
Reconciliation of changes in equity instruments held
Balance at beginning of year	69	52
Capital dividend received	(8)	(7)
Fair value gain	4	24
Balance at end of year	R 65	R 69	R 52